Average Annual Total Returns{- Fidelity® New Jersey AMT Tax-Free Money Market Fund} - 11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Service PRO-09 - Fidelity® New Jersey AMT Tax-Free Money Market Fund - Fidelity New Jersey AMT Tax-Free Money Market Fund-Service Class AMT - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.03%	0.56%	0.30%